Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

December 31, 2019

AFF40-QTLY-0220
1.811338.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/20/20 to 2/27/20 (a)
(Cost $2,055,055)	2,060,000	2,055,279
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Advisor Series Equity Growth Fund (b)	9,866,807	$139,812,651
Fidelity Advisor Series Growth Opportunities Fund (b)	7,113,134	92,115,090
Fidelity Advisor Series Small Cap Fund (b)	5,857,911	67,893,185
Fidelity Series All-Sector Equity Fund (b)	6,196,378	64,256,444
Fidelity Series Commodity Strategy Fund (b)	17,419,777	82,918,137
Fidelity Series Large Cap Stock Fund (b)	15,443,952	244,632,205
Fidelity Series Large Cap Value Index Fund (b)	2,004,715	26,442,196
Fidelity Series Opportunistic Insights Fund (b)	7,212,337	130,543,295
Fidelity Series Small Cap Opportunities Fund (b)	6,139,238	85,949,336
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,518,626	159,236,921
Fidelity Series Value Discovery Fund (b)	11,579,866	157,370,385
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,025,608,353)		1,251,169,845

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	2,481,784	28,019,339
Fidelity Series Emerging Markets Fund (b)	3,088,114	30,139,991
Fidelity Series Emerging Markets Opportunities Fund (b)	13,165,123	271,596,490
Fidelity Series International Growth Fund (b)	13,212,991	231,491,602
Fidelity Series International Small Cap Fund (b)	2,931,345	50,741,584
Fidelity Series International Value Fund (b)	22,500,427	222,754,229
Fidelity Series Overseas Fund (b)	10,406,904	112,186,428
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $762,479,127)		946,929,663

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,527,036	14,659,542
Fidelity Series Floating Rate High Income Fund (b)	288,546	2,683,482
Fidelity Series High Income Fund (b)	1,766,488	16,940,624
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,721,824	47,454,335
Fidelity Series International Credit Fund (b)	119,649	1,206,057
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,798,297	59,892,999
Fidelity Series Real Estate Income Fund (b)	929,807	10,348,751
TOTAL BOND FUNDS
(Cost $152,256,445)		153,185,790

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	1,769,195	1,769,549
Fidelity Series Government Money Market Fund 1.65% (b)(d)	15,657,314	15,657,314
Fidelity Series Short-Term Credit Fund (b)	390,494	3,936,180
TOTAL SHORT-TERM FUNDS
(Cost $21,310,282)		21,363,043
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,963,709,262)		2,374,703,620
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,785,271)
NET ASSETS - 100%		$2,372,918,349

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	March 2020	$2,261,770	$42,079	$42,079
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	32	March 2020	3,258,400	(30,595)	(30,595)
TOTAL FUTURES CONTRACTS					$11,484

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $716,351.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,318
Total	$47,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$156,278,837	$22,280,682	$42,560,969	$17,166,015	$5,372,680	$(1,558,579)	$139,812,651
Fidelity Advisor Series Growth Opportunities Fund	114,631,108	24,484,425	40,246,371	21,067,516	11,484,311	(18,238,383)	92,115,090
Fidelity Advisor Series Small Cap Fund	69,937,130	5,967,523	14,874,657	1,985,714	33,489	6,829,700	67,893,185
Fidelity Series All-Sector Equity Fund	72,438,183	7,011,201	20,368,019	4,643,460	(844,433)	6,019,512	64,256,444
Fidelity Series Canada Fund	20,405,806	7,006,090	1,534,191	585,601	9,759	2,131,875	28,019,339
Fidelity Series Commodity Strategy Fund	53,957,733	35,046,524	6,114,292	1,213,550	(918,401)	946,573	82,918,137
Fidelity Series Emerging Markets Debt Fund	14,076,429	1,656,598	1,087,861	619,086	(7,962)	22,338	14,659,542
Fidelity Series Emerging Markets Fund	21,170,601	10,063,086	1,351,010	656,099	(12,344)	269,658	30,139,991
Fidelity Series Emerging Markets Opportunities Fund	197,465,452	60,509,346	12,175,658	6,474,711	29,395	25,767,955	271,596,490
Fidelity Series Floating Rate High Income Fund	2,685,794	240,619	251,580	119,507	(1,403)	10,052	2,683,482
Fidelity Series Government Money Market Fund 1.65%	15,575,950	32,466,666	32,385,302	304,102	--	--	15,657,314
Fidelity Series High Income Fund	22,986,815	1,424,467	7,827,195	833,411	(256,669)	613,206	16,940,624
Fidelity Series Inflation-Protected Bond Index Fund	6,304,555	42,348,660	1,174,440	551,598	(983)	(23,457)	47,454,335
Fidelity Series International Credit Fund	1,113,984	70,929	--	70,929	--	14,228	1,206,057
Fidelity Series International Growth Fund	202,291,154	15,734,533	16,986,426	8,162,162	350,581	30,101,760	231,491,602
Fidelity Series International Small Cap Fund	46,512,254	3,928,025	4,865,133	2,090,999	(192,365)	5,358,803	50,741,584
Fidelity Series International Value Fund	189,282,195	35,334,569	15,221,697	8,717,226	52,642	13,306,520	222,754,229
Fidelity Series Investment Grade Bond Fund	13,911,189	5,398,696	20,054,907	255,249	969,280	(224,258)	--
Fidelity Series Large Cap Stock Fund	259,544,447	26,406,190	60,901,765	17,562,450	(1,138,930)	20,722,263	244,632,205
Fidelity Series Large Cap Value Index Fund	28,377,759	2,563,218	6,247,137	1,570,089	736,881	1,011,475	26,442,196
Fidelity Series Long-Term Treasury Bond Index Fund	77,492,172	18,882,502	37,356,780	5,445,199	2,444,756	(1,569,651)	59,892,999
Fidelity Series Opportunistic Insights Fund	145,108,638	15,529,642	35,752,512	10,726,481	(72,117)	5,729,644	130,543,295
Fidelity Series Overseas Fund	--	104,777,913	--	398,838	--	7,408,515	112,186,428
Fidelity Series Real Estate Income Fund	9,943,579	996,337	795,767	615,569	(9,778)	214,380	10,348,751
Fidelity Series Short-Term Credit Fund	4,253,155	2,539,525	2,910,118	95,371	11,483	42,135	3,936,180
Fidelity Series Small Cap Opportunities Fund	89,604,022	10,104,370	17,128,893	5,870,386	(493,324)	3,863,161	85,949,336
Fidelity Series Stock Selector Large Cap Value Fund	169,664,183	13,311,478	36,478,440	7,601,176	(2,231,313)	14,971,013	159,236,921
Fidelity Series Value Discovery Fund	165,725,099	11,583,150	33,675,796	5,970,350	(710,683)	14,448,615	157,370,385
Total	$2,170,738,223	$517,666,964	$470,326,916	$131,372,844	$14,604,552	$138,189,053	$2,370,878,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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